Consolidated Statements Of Changes In Shareholders' Deficit ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥) shares	Treasury stock [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥) shares
Beginning balance, shares at Dec. 31, 2016 | shares			260,000,000
Beginning balance at Dec. 31, 2016	¥ (254,334)		¥ 171			¥ 1,985	¥ (256,490)
Statement [Line Items]
Net loss	(153,665)						¥ (153,665)
Modification of convertible loans	¥ 1,074				¥ 1,074
Modification of preferred shares | shares	(4,005)	(4,005)					(4,005)
Preferred shares redemption value accretion	¥ (291,275)				¥ (1,074)		¥ (290,201)
Foreign currency translation adjustment	(876)					(876)
Ending balance, shares at Dec. 31, 2017 | shares			260,000,000
Ending balance at Dec. 31, 2017	(703,081)		¥ 171			1,109	(704,361)
Statement [Line Items]
Net loss	(9,342)						(9,342)
Preferred shares redemption value accretion	(216,185)						(216,185)
Foreign currency translation adjustment	2,649					2,649
Ending balance, shares at Dec. 31, 2018 | shares			260,000,000
Ending balance at Dec. 31, 2018	(925,959)		¥ 171			3,758	(929,888)
Statement [Line Items]
Net loss	(132,957)	$ (19,097)					(132,957)
Preferred shares redemption value accretion	(940,186)						(940,186)
Grant of restricted shares	¥ (18)			¥ (18)
Grant of restricted shares, shares | shares	(25,428,430)	(25,428,430)
Issuance of ordinary shares (Note 14)	¥ 18		¥ 18
Issuance of ordinary shares (Note 14), shares | shares			25,428,430
Foreign currency translation adjustment	671	$ 96				671
Ending balance, shares at Dec. 31, 2019 | shares			285,428,430	(25,428,430)
Ending balance at Dec. 31, 2019	¥ (1,998,431)	$ (287,057)	¥ 189	¥ (18)		¥ 4,429	¥ (2,003,031)